Investment in Jointly Controlled Entities - Schedule of Investment in Jointly Controlled Entities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of joint ventures [abstract]
Investment in jointly controlled entities accounted using equity method (refer Note 50(a))	₨ 2,862	$ 34	₨ 3,007
Investments in jointly controlled entities	₨ 2,862	$ 34	₨ 3,007